Document and Entity Information	Mar. 06, 2017
Prospectus:
Document Type	497
Document Period End Date	Mar. 06, 2017
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Mar. 06, 2017
Document Effective Date	Mar. 06, 2017
Prospectus Date	Dec. 29, 2016
ATAC Beta Rotation Fund | Investor Class
Prospectus:
Trading Symbol	BROTX
ATAC Inflation Rotation Fund | Investor Class Shares
Prospectus:
Trading Symbol	ATACX